INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012
Income Taxes Details Narrative
Gross federal net operating loss carryforwards	$ 68,500,000
Gross state net operating loss carryforwards	21,000,000
Federal research and development tax credit carryforwards	$ 1,340,000